Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 2,103.0	€ 2,101.6
Intangibles	2,459.1	2,457.6
Property, plant and equipment	553.2	542.9
Other non-current assets	8.1	8.1
Derivative financial instruments	3.2	0.2
Deferred tax assets	109.1	100.4
Total non-current assets	5,235.7	5,210.8
Current assets
Cash and cash equivalents	354.7	369.7
Inventories	485.5	457.1
Trade and other receivables	307.2	266.8
Indemnification assets	1.8	1.8
Derivative financial instruments	10.6	19.9
Total current assets	1,159.8	1,115.3
Total assets	6,395.5	6,326.1
Current liabilities
Trade and other payables	712.6	695.4
Current tax payable	170.1	183.0
Provisions	42.7	36.1
Loans and borrowings	29.2	22.6
Derivative financial instruments	6.4	3.7
Total current liabilities	961.0	940.8
Non-current liabilities
Loans and borrowings	2,141.0	2,142.3
Employee benefits	134.6	132.1
Other non-current liabilities	0.8	1.1
Provisions	0.0	1.3
Derivative financial instruments	68.9	56.6
Deferred tax liabilities	444.4	445.7
Total non-current liabilities	2,789.7	2,779.1
Total liabilities	3,750.7	3,719.9
Net assets	2,644.8	2,606.2
Equity attributable to equity holders
Share capital and capital reserve	1,539.6	1,596.7
Share based compensation reserve	24.3	13.8
Translation reserve	102.6	89.3
Other reserves	5.3	19.8
Retained earnings	973.0	886.6
Equity attributable to owners of parent	€ 2,644.8	€ 2,606.2